CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
OPERATING ACTIVITIES
Net income	$ 2,490	$ 2,795	$ 2,125
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	70	80	50
Depreciation	38	47	78
Investment securities (gains) losses	(40)	2	(2)
Net impairment loss recognized in earnings	88	28	14
Amortization of discounts, premiums, and deferred loan fees, net	21	142	581
Amortization of unallocated ESOP shares	158	200	177
Deferred income taxes	(28)	(9)	65
Increase (decrease) in accrued taxes	196	(54)	27
Earnings on bank owned life insurance	(118)	(121)	(126)
Increase in accrued employee benefits	176	184	178
Decrease (increase) in accrued interest receivable	475	6	(19)
(Decrease) increase in accrued interest payable	(336)	443	133
Increase in deferred director compensation payable	77	72	59
Decrease in cash items in process of collection			1,230
Other, net	92	(41)	3
Net cash provided by operating activities	3,359	3,774	4,573
Available for sale:
Purchase of investment securities	(54,675)	(42,498)	(64,664)
Proceeds from repayments of investment securities	28,867	37,074	42,331
Proceeds from sales of investment securities	10,121	1,364	1,257
Held to maturity:
Proceeds from repayments of investment securities	500	2,180	2,483
Proceeds from repayments of mortgage-backed securities	11,172	7,649	13,599
Purchases of certificates of deposit	(2,830)	(1,842)	(348)
Maturities/redemptions of certificates of deposit	2,833	349	10,373
Purchases of loans	(9,141)	(11,497)	(11,127)
Net decrease in net loans receivable	8,717	5,564	3,921
Purchase of Federal Home Loan Bank Stock	(6,743)	(8,684)	(6,691)
Redemption of Federal Home Loan Bank stock	7,189	8,835	6,592
Acquisition of premises and equipment	(266)	(1)	(16)
Net cash used for investing activities	(4,256)	(1,507)	(2,290)
FINANCING ACTIVITIES
Net increase (decrease) in deposits	4,900	1,412	(266)
Repayments of Federal Home Loan Bank long-term advances			(16,109)
Proceeds from Federal Home Loan Bank long-term advances		100,000
Net (decrease) increase in Federal Home Loan Bank short-term advances	(11,669)	(100,575)	15,604
Net proceeds from other short-term borrowings	7,000
Increase in unallocated ESOP shares			(32)
Purchase of treasury stock	(506)	(383)	(622)
Cash dividends paid	(707)	(783)	(689)
Net cash used for financing activities	(982)	(329)	(2,114)
(Decrease) increase in cash and cash equivalents	(1,879)	1,938	169
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	4,379	2,441	2,272
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,500	4,379	2,441
Cash paid during the year for:
Interest	4,190	4,429	2,991
Taxes	666	970	1,003
Non-cash items:
Educational Improvement Tax Credits	$ 45	$ 45	$ 50